SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Carrying Amounts and Classifications of Consolidated Assets (Details) $ in Millions	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Variable Interest Entity
Cash and due from banks	$ 20,900	$ 32,108	$ 29,885	$ 36,453
Trading account assets	249,956	296,786
Investments	342,955	333,443
Total loans, net	604,991	628,641
Other assets	125,002	122,122
Total assets	1,731,210	1,842,181
Consolidated VIEs
Variable Interest Entity
Cash and due from banks	200	300
Trading account assets	600	700
Investments	5,300	8,000
Total loans, net	78,600	93,200
Other assets	100	600
Total assets	84,800	102,800
Short-term borrowings	14,000	22,700
Long-term debt	31,300	40,100
Other liabilities	2,100	900
Total Liabilities	47,400	63,700
Non-recourse liabilities	$ 45,300	61,200
With recourse liabilities, number of items | item	2
Consolidated VIEs | Letter of credit
Variable Interest Entity
Total Liabilities	$ 1,900	2,300
Consolidated VIEs | Credit guarantee
Variable Interest Entity
With recourse liabilities	82	198
Significant unconsolidated VIE assets
Variable Interest Entity
Cash and due from banks	100	0
Trading account assets	6,200	7,600
Investments	3,000	2,600
Total loans, net	23,600	19,600
Other assets	1,700	1,700
Total assets	$ 34,600	$ 31,500